As filed with the Securities and Exchange Commission on October 10, 2007
                       Registration No. 33-65690/811-07850

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]


                         POST-EFFECTIVE AMENDMENT NO. 25                     [X]

                                       and


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]


                                Amendment No. 26                             [X]

                            ALLEGIANT ADVANTAGE FUND
               (Exact Name of Registrant as Specified in Charter)

                                 760 Moore Road
                       King of Prussia, Pennsylvania 19406
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 1-800-364-4890

                             Audrey C. Talley, Esq.
                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (Name and Address of Agent for Service)

                                    Copy to:
                         Ronald L. Weihrauch, Jr., Esq.
                                 Allegiant Funds
                          200 Public Square, 5th Floor
                              Cleveland, Ohio 44114


It is proposed that this filing will become effective (check appropriate box):

         [X] immediately upon filing pursuant to paragraph (b)

         [ ] on (date) pursuant to paragraph (b)

         [ ] 60 days after filing pursuant to paragraph (a)(1)

         [ ] on (date) pursuant to paragraph (a)(1)

         [ ] 75 days after filing pursuant to paragraph (a)(2)

         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 25 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cleveland, State of Ohio, on the 10th day of October, 2007.

                                         ALLEGIANT ADVANTAGE FUND

                                         /s/ Timothy L. Swanson
                                         ----------------------
                                         Timothy L. Swanson
                                         President, Chief Executive Officer,
                                         Chief Legal Officer and Trustee

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 25 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                         Title                                     Date
---------                         -----                                     ----
/s/ Patrick Glazar                Treasurer                              October 10, 2007
-----------------
Patrick Glazar

*Dorothy A. Berry                 Trustee                                October 10, 2007
-----------------
Dorothy A. Berry

*Kelley J. Brennan                Trustee                                October 10, 2007
------------------
Kelley J. Brennan

*John F. Durkott                  Trustee                                October 10, 2007
----------------------
 John F. Durkott

*Richard W. Furst                 Trustee                                October 10, 2007
----------------------
 Richard W. Furst

*Gerald L. Gherlein               Trustee                                October 10, 2007
----------------------
Gerald L. Gherlein

*Dale C. LaPorte                  Trustee                                October 10, 2007
----------------------
Dale C. LaPorte

*Robert D. Neary                  Trustee and Chairman                   October 10, 2007
----------------------            of the Board
Robert D. Neary

*Kathleen A. Obert                Trustee                                October 10, 2007
-----------------------
Kathleen A. Obert

/s/ Timothy L. Swanson            President, Chief Executive Officer,    October 10, 2007
---------------------------       Chief Legal Officer and Trustee
Timothy L. Swanson


*By:   /s/ Timothy L. Swanson
       ----------------------
       Timothy L. Swanson
       Attorney-in-Fact

                            ALLEGIANT ADVANTAGE FUND

                            CERTIFICATE OF SECRETARY


         The following resolution was duly adopted by the Board of Trustees of Allegiant Advantage Fund on May 18, 2007 and remains in effect on the date hereof:


         FURTHER RESOLVED, that the trustees and officers of the Trusts required to execute any amendments to each of Allegiant's and Advantage's Registration Statement be, and hereby are, authorized to execute a power of attorney appointing Timothy L. Swanson and Audrey C. Talley, and either of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, any and all amendments to said Registration Statements, and all instruments necessary or incidental in connection therewith, and to file the same with the SEC; and either of said attorneys shall have the power to act thereunder with or without the other of said attorneys and shall have full power of substitution and re-substitution; and to do in the name and on behalf of said officers, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each or any of said officers might or could do in person.


                                            ALLEGIANT ADVANTAGE FUND


                                            By:      /s/ Audrey C. Talley
                                                     --------------------
                                                     Audrey C. Talley
                                                     Secretary


Dated:   October 10, 2007

                            ALLEGIANT ADVANTAGE FUND


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Robert
D. Neary, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  July 17, 2006


/s/ Robert D. Neary
-------------------
Robert D. Neary

                            ALLEGIANT ADVANTAGE FUND


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, John F. Durkott, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  July 13, 2006



/s/ John F. Durkott
-------------------
John F. Durkott

                            ALLEGIANT ADVANTAGE FUND


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Richard
W. Furst, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  July 14, 2006



/s/ Richard W. Furst
--------------------
Richard W. Furst

                            ALLEGIANT ADVANTAGE FUND


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Dorothy
A. Berry, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, her true and lawful attorneys, to execute in her name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  July 14, 2006



/s/ Dorothy A. Berry
--------------------
Dorothy A. Berry

                            ALLEGIANT ADVANTAGE FUND


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Kelley
J. Brennan, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  July 14, 2006



/s/ Kelley J. Brennan
---------------------
Kelley J. Brennan

                            ALLEGIANT ADVANTAGE FUND


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Gerald
L. Gherlein, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  July 13, 2006




/s/ Gerald L. Gherlein
----------------------
Gerald L. Gherlein

                            ALLEGIANT ADVANTAGE FUND


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Kathleen
A. Obert, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, her true and lawful attorneys, to execute in her name, place, and stead, in her capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  July 14, 2006




/s/ Kathleen A. Obert
---------------------
Kathleen A. Obert

                            ALLEGIANT ADVANTAGE FUND


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Dale C. LaPorte, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  July 13, 2006




/s/ Dale C. LaPorte
-------------------
Dale C. LaPorte

Users of this data are advised pursuant to the rules and regulations governing the filing of voluntary XBRL disclosure that the following XBRL documents are not the official publicly filed disclosure of the Allegiant Advantage Fund. The purpose of submitting these XBRL formatted documents is to test the related format and technology and, as a result, investors should continue to rely on the official version of the furnished documents (SEC Accession Number 0000935069-07-002383) and not rely on this information in making investment decisions.

                                  EXHIBIT INDEX

EXHIBIT NO.           DESCRIPTION
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EX-100.INS            XBRL Instance Document

EX-100.SCH            XBRL Taxonomy Extension Schema Document

EX-100.LAB            XBRL Taxonomy Extension Labels Linkbase Document

EX-100.DEF            XBRL Taxonomy Extension Definition Linkbase Document

EX-100.PRE            XBRL Taxonomy Extension Presentation Linkbase Document